[LOGO] NORTHWEST
       AIRLINES(R)
       -----------------
       WORLDPERKS(R)
       INVESTORMILES(SM)


                                   SEMIANNUAL
                                     REPORT

                                  JUNE 30, 2001
                                   (UNAUDITED)

                          CREDIT SUISSE WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                      WORLDPERKS TAX FREE MONEY MARKET FUND

                                 [GRAPHIC] (SM)

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus WorldPerks Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Avenue, New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.


                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                           CREDIT | ASSET
                                           SUISSE | MANAGEMENT

THE FUNDS' INVESTMENT ADVISER, SUB-INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSEWARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SEMIANNUAL INVESTMENT ADVISOR'S REPORT--JUNE 30, 2001


                                                                  August 2, 2001

Dear Shareholder:

   The January-through-June period was one of economic uncertainty and stock-market volatility. The Federal Reserve ("the Fed"), concerned about the slowing economy, lowered short-term interest rates by 275 basis points during the period. However, investors ultimately were wary of stocks and risk in general, with most major equity indexes finishing the period with year to-date losses.

   Money market funds were frequent beneficiaries of the uncertainty in terms of asset flows. Demand for liquid, short-term securities was often high, although investors periodically exited money market funds after receiving encouraging economic data. Credit Suisse WorldPerks Money Market Fund (the "Fund") had total net assets of approximately $21.7 million on June 30, 2001, compared with about $22.9 million at the start of the period.

   We extended the Fund's maturity during the period. Our decision to lengthen was based on our view (correct, as it turned out) that the Fed would aggressively reduce rates. The fund's average weighted maturity rose from 34.64 days on December 31, 2000 to 52.53 days as of June 30. The Fund's annualized yield for the seven-day period ended June 30, 2001 was 2.76% (without waivers and reimbursements).

   The Fund will continue to emphasize high quality securities in an effort to provide competitive returns without comprising safety or stability of principal. We appreciate your continued support and investment in the Fund.

   On a separate note, please be advised that the Fund's contract with Northwest Airlines relating to the WorldPerks(R) InvestorMiles(SM) Program will terminate on November 1, 2001. As a result, your account with the Fund will generate WorldPerks(R) Bonus Miles from Northwest Airlines' WorldPerks(R) InvestorMiles(SM) Program only through October 31, 2001. After that date, your Fund account will no longer generate Bonus Miles. The Fund will be sending shareholders a communication in the near future describing their options in light of this development.


Brian Lockwood
Vice President
Credit Suisse Asset Management, LLC

CREDIT SUISSEWARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND


                                                                  August 2, 2001

Dear Shareholder:

   The U.S. economy witnessed a dramatic slowdown in the first half of 2001. Layoffs increased throughout the period as weakening sales and production impacted many companies. First quarter GDP declined 2.8% year-over-year while the unemployment rate increased to 4.5%. Consumer confidence and expectations declined during the period as layoffs, declining equity markets and higher energy prices impacted household spending. Declining consumer confidence, weakening sales and recessionary environment in the manufacturing sector led the Federal Reserve ("the Fed") to aggressively ease rates by a total of 150 basis points in the first quarter of 2001. The Fed continued its aggressive easing policy in the second quarter as continued softening in capital investments, declining profitability and weak consumption were seen throughout the economy. The fed funds rate was reduced by an additional 125 basis points to finish the six-month period at 3.75%.

   The aggressive easing by the Fed, combined with seasonal factors in the municipal market, made for a volatile six-month period ended June 30, 2001. Variable rate securities presented attractive taxable equivalent yields throughout the period, attracting corporate and taxable investors into the municipal market. In anticipation of continued Fed rate cuts, the Fund looked to extend its average weighted maturity as the short-term note scale declined throughout the six-month period. To lock in competitive yields, several short-term bonds and general market notes maturing in 9-12 months were added to the portfolio.

   On June 30, 2001, the Fund's average weighted maturity was 58 days and the 7-day annualized yield was 2.53% (without waivers and reimbursements).

   On a separate note, please be advised that the Fund's contract with Northwest Airlines relating to the WorldPerks(R) InvestorMiles(SM) Program will terminate on November 1, 2001. As a result, your account with the Fund will generate WorldPerks(R) Bonus Miles from Northwest Airlines' WorldPerks(R) InvestorMiles(SM) Program only through October 31, 2001. After that date, your Fund account will no longer generate Bonus Miles. The Fund will be sending shareholders a communication in the near future describing their options in light of this development.


James P. McCaughan
Chairman
Credit SuisseWarburg Pincus Funds

CREDIT SUISSE WARBURG PINCUS WORLD PERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)

                                                                       RATINGS
    PAR                                                             (S&P/MOODY'S)     MATURITY      RATE%            VALUE
    ---                                                             -------------     --------      -----            -----
CERTIFICATES OF DEPOSIT (10.7%)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT (10.7%)
$1,000,000  Canadian Imperial Bank                                     (NA, NA)       12/24/01      4.205         $  1,000,000
   320,000  Credit Agricol IN NY                                       (NA, NA)       03/28/02      4.620              319,948
 1,000,000  Lloyds Bank PLC                                            (NA, NA)       08/30/01      3.920            1,000,239
                                                                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,320,187)                                                                                                  2,320,187
                                                                                                                  ------------
COMMERCIAL PAPER (45.2%)
AGRICULTURE (4.6%)
 1,000,000  Monsanto Co.                                              (A1+, P1)       07/27/01      4.660              996,634
                                                                                                                  ------------
ASSET BACKED SECURITIES (11.3%)
 1,000,000  Lexington Parker                                           (A1, NR)       07/11/01      3.900              998,917
   500,000  Preferred Receivables Funding Corp.                        (A1, P-1)      07/30/01      3.840              498,453
   950,000  Windmill Funding                                          (A1+, P-1)      07/09/01      4.030              949,149
                                                                                                                  ------------
                                                                                                                     2,446,519
                                                                                                                  ------------
BANKS (17.8%)
   410,000  Banque Generale Luxembourg                                (A-1+, NR)      07/12/01      4.000              409,499
 1,000,000  Depfa-Bank Europe PLC                                      (A1, NR)       09/14/01      3.930              991,813
   725,000  Halifax PLC                                                (A1+, NR)      10/12/01      3.600              717,533
 1,000,000  J.P. Morgan Chase & Co.                                   (A-1, P-1)      07/19/01      3.920              998,040
   752,000  National Australia Funding                                (A-1+, P-1)     07/06/01      4.070              751,575
                                                                                                                  ------------
                                                                                                                     3,868,460
                                                                                                                  ------------
FINANCE (6.9%)
 1,000,000  General Electric Capital                                  (A1+, P-1)      07/09/01      3.820              999,151
   493,000  Sigma Finance, Inc.                                        (A1+, P1)      11/20/01      3.920              485,377
                                                                                                                  ------------
                                                                                                                     1,484,528
                                                                                                                  ------------
SECURITY BROKERS, DEALERS & FLOATATION COS. (4.6%)
 1,000,000  Goldman Sachs Group                                        (A1+, P1)      07/10/01      4.000              999,000
                                                                                                                  ------------
TOTAL COMMERCIAL PAPER
  (Cost $9,795,141)                                                                                                  9,795,141
                                                                                                                  ------------

VARIABLE RATE DEMAND NOTES (12.9%)
BANKS (6.9%)
   500,000  First Union National Bank(1)                              (A+, Aa3)       11/15/01      4.165              500,000
 1,000,000  Key Bank National Association(1)                          (A, Aa3)        07/30/01      4.109            1,000,028
                                                                                                                  ------------
                                                                                                                     1,500,028
                                                                                                                  ------------
PERSONAL CREDIT INSTITUTIONS (6.0%)
   800,000  American Honda Finance Corp.(1)                           (A1, P1)        09/12/01      4.010              800,000
   500,000  Associates Corporation of North America(1)               (AA-, Aa3)       01/03/02      4.919              500,145
                                                                                                                  ------------
                                                                                                                     1,300,145
                                                                                                                  ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $2,800,173)                                                                                                  2,800,173
                                                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLD PERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)


                                                                       RATINGS
    PAR                                                             (S&P/MOODY'S)     MATURITY      RATE%            VALUE
    ---                                                             -------------     --------      -----            -----
TIME DEPOSIT (5.0%)
$1,077,000  Societe Generale (Cost $1,077,000)                         (NR, NR)       07/02/01      4.000       $    1,077,000
                                                                                                                  ------------
AGENCY OBLIGATIONS (19.2%)
   675,000  Federal Home Loan Bank                                    (AAA, Aaa)      09/19/01      6.500              678,496
   500,000  Freddie Mac                                               (AAA, Aaa)      12/28/01      6.630              505,835
 1,000,000  Freddie Mac Discount Note                                 (AAA, Aaa)      09/13/01      4.575              990,997
 1,000,000  Sallie Mae(1)                                             (AAA, Aaa)      10/18/01      3.951            1,000,000
 1,000,000  Sallie Mae Discount Note                                  (AAA, Aaa)      07/02/01      4.688              999,872
                                                                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $4,175,200)                                                                                                  4,175,200
                                                                                                                  ------------
MEDIUM TERM NOTES (6.9%)
BANKS (2.3%)
   500,000  Bank One Corp.                                             (A, Aa3)       09/21/01      3.978              500,254
                                                                                                                  ------------
FINANCE (4.6%)
 1,000,000  Merrill Lynch & Co., Inc.                                 (AA-, Aa3)      11/14/01      4.040            1,000,000
                                                                                                                  ------------
TOTAL MEDIUM TERM NOTES
  (Cost $1,500,254)                                                                                                  1,500,254
                                                                                                                  ------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $21,667,955(2))                                                            21,667,955

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                            14,511
                                                                                                                  ------------

NET ASSETS (100.0%)                                                                                               $ 21,682,466
                                                                                                                  ============

                     Average Weighted Maturity -- 52.53 days
                             INVESTMENTABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------
(1) The interest rate is as of June 30, 2001 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(2) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLD PERKS TAX FREE MONEY MARKET FUND SCHEDULE OF INVESTMENTS
June 30, 2001  (Unaudited)

                                                                       RATINGS
    PAR                                                             (S&P/MOODY'S)     MATURITY      RATE%            VALUE
    ---                                                             -------------     --------      -----            -----
MUNICIPAL BONDS (100.3%)
ALABAMA (1.6%)
  $200,000  Alabama Mental Health Financial Authority
             Special Bond Refunding Bond                              (AAA, AAA)      05/01/02      4.875         $    202,489
                                                                                                                  ------------
ARKANSAS (1.0%)
   125,000  Arkansas State Waste Disposal & Pollution
             Abatement Series-A General Obligation Bonds               (AAA, Aaa)     07/01/02      5.800              128,485
                                                                                                                  ------------
COLORADO (2.0%)
    50,000  Colorado Educational & Cultural Facilities
             Revenue Bonds, Series 1999(1)                              (NR, NR)      07/06/01      2.750               50,000
   200,000  Colorado Housing Finance Authority, Multifamily
             Housing Revenue Bond, Series J(1)                         (A1+, NR)      07/06/01      2.700              200,000
                                                                                                                  ------------
           TOTAL COLORADO (Cost $250,000)                                                                              250,000
                                                                                                                  ------------
DISTRICT OF COLUMBIA (3.9%)
   500,000  District of Columbia Refunding Bonds (Trust Co
             Bank of Atlanta LOC)(1)                                  (NR, VMIG1)     07/06/01      2.700              500,000
                                                                                                                  ------------
FLORIDA (2.0%)
   250,000  Putnam County Development Authority Pollution
             Control, Series-S Revenue Bond(1)                         (A+, AA3)      07/06/01      2.850              250,000
                                                                                                                  ------------
HAWAII (3.9%)
   500,000  Hawaii State Housing Finance & Development,
             Updated Rental Housing System Revenue
             Bonds, Series 1990 B, (Ind. Bank of Japan LOC)(1)        (A-2, VMIG1)    07/06/01      3.920              500,000
                                                                                                                  ------------
ILLINOIS (4.7%)
   200,000  Chicago, IL, Airport Special Facility, Centerpoint
             O'Hare(1)                                                  (A1, NR)      07/06/01      2.800              200,000
   400,000  Developement Finance Auth., Multifamily
             Revenue P-Floats - Pt-515                                  (NR, NR)      12/01/01      2.950              400,000
                                                                                                                  ------------
           TOTAL ILLINOIS (Cost $600,000)                                                                              600,000
                                                                                                                  ------------
INDIANA (3.1%)
   400,000  La Porte County Indiana Economic Development
             Revenue Bonds, Series 1994 (Federal Home
             Loan Bank LOC)(1)                                        (N/R, VMIG1)    07/06/01      2.840              400,000
                                                                                                                  ------------
IOWA (7.1%)
   400,000  Des Moines Iowa Commercial Development
             Revenue Bonds, Series 1985(1)                             (A-1+, NR)     07/06/01      2.850              400,000
   500,000  Urbandale Iowa Industrial Development
             Revenue Bonds, Series 1985(1)                             (A-1+, NR)     07/06/01      2.850              500,000
                                                                                                                  ------------
           TOTAL IOWA (Cost $900,000)                                                                                  900,000
                                                                                                                  ------------
KENTUCKY (1.8%)
   225,000  Hopkins County Kentucky Detention Facility
             Project                                                   (AAA, Aaa)     02/01/02      5.000              226,931
                                                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLD PERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)

                                                                       RATINGS
    PAR                                                             (S&P/MOODY'S)     MATURITY      RATE%            VALUE
    ---                                                             -------------     --------      -----            -----
MUNICIPAL BONDS (CONT'D)
MARYLAND (3.9%)
  $500,000  Baltimore County Maryland-Odyssey School,
             Series 2001 Revenue Bonds (Ireland LOC)(1)                (A1, NA)        07/06/01      3.200        $    500,000
                                                                                                                  ------------
MASSACHUSETTS (1.1%)
   135,000  Massachusettes State, Water Resources
             Authority, Revenue Bonds                                  (A+, A1)        07/15/22      5.500             138,615
                                                                                                                  ------------
MINNESOTA (2.5%)
    15,000  Minneapolis, MN, General Obligation Bonds,
             Series 1999 A (Bayerische Vereinsbank LOC)(1)           (A-1, VMIG1)      07/06/01      2.600              15,000
   300,000  Minneapolis, MN, General Obligation Various
             Purpose Bonds Series 1995 B (Bayerische Lb
             Girozentrale LOC)(1)                                      (NR, Aaa)       07/06/01      2.600             300,000
                                                                                                                  ------------
           TOTAL MINNESOTA (Cost $315,000)                                                                             315,000
                                                                                                                  ------------
MISSOURI (7.1%)
   400,000  Maries County Missouri Solid Waste
             Management Revenue Bond (Kingsford Products
             Company Project)(1)                                       (A-1, NR)       07/06/01      2.900             400,000
   500,000  Missouri Environmental Improvement and Energy
             Resource Authority Revenue Bonds (Monsanto
             Company Project), Series 1988(1)                          (N/R, P-1)      06/30/01      2.850             500,000
                                                                                                                  ------------
           TOTAL MISSOURI (Cost $900,000)                                                                              900,000
                                                                                                                  ------------
NEW JERSEY (5.0%)
   125,000  Jersey City NJ School Improvement General
             Obligation Bond Jersey City NJ School
             Improvement                                               (AA, AA3)       02/15/02      6.600             129,809
   500,000  Maywood, NJ, General Obligation Unlimited                   (NR, NR)       06/14/02      3.500             503,708
                                                                                                                  ------------
           TOTAL NEW JERSEY (Cost $633,517)                                                                            633,517
                                                                                                                  ------------
NORTH DAKOTA (3.9%)
   500,000  Grand Forks, ND, Hospital Health Care
             Facilities, Revenue Bonds(1)                             (NR, VMIG1)      06/30/01      3.300             500,000
                                                                                                                  ------------
OHIO (19.8%)
   500,000  Cuyahoga County, OH, General Obligation
             Bonds, Series 1991                                        (NR, NR)        10/01/01      7.000             514,420
   500,000  North Olmsted Ohio General Obligation
             Unlimited                                                 (NR, NR)        07/31/01      3.750             500,265
   100,000  Ohio State Air Quality Development Authority,
             JMG Fdg Ltd. Partnership, Series A (Society
             General LOC)(1)                                           (NR, NR)        07/06/01      2.850             100,000
   500,000  Sidney Ohio City School District                           (NR, NR)        08/07/01      3.920             500,261
   400,000  Ohio State Air Quality Development Authority,
             Series A Revenue Bonds(1)                               (A1+, VMIG1)      07/06/01      2.750             400,000
   300,000  Ohio State Higher Education Facility Revenue
             Bonds(1)                                                  (NR, NR)        07/05/01      2.800             300,000


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLD PERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)


                                                                       RATINGS
    PAR                                                             (S&P/MOODY'S)     MATURITY      RATE%            VALUE
    ---                                                             -------------     --------      -----            -----
MUNICIPAL BONDS (CONT'D)
  $200,000  Warren County Health Care Facilities Revenue
             Bonds (Otterbein Homes Project), Series 1998B,
             DN (Fifth Third Bank LOC)(1)                             (A-1+, NR)      07/06/01      2.900              200,000
                                                                                                                  ------------
           TOTAL OHIO (Cost $2,514,946)                                                                              2,514,946
                                                                                                                  ------------
PENNSYLVANIA (6.3%)
   300,000  Lehigh, CO, Daily Lehigh Valley Health Hospital,
             Revenue Bonds (MBIA Insurance LOC)(1)                   (NR, VMIG1)      06/30/01      3.300              300,000
   500,000  Delaware Valley PA Regional Financial Authority
             Adjustable Rate Local Government Revenue,
             Series 1985 C (Credit Suisse LOC)(1)                   (A-1+, VMIG1)     07/06/01      2.650              500,000
                                                                                                                  ------------
           TOTAL PENNSYLVANIA (Cost $800,000)                                                                          800,000
                                                                                                                  ------------
SOUTH CAROLINA (1.2%)
   150,000  Union County South Carolina Municipal Bond
             Public Improvement                                       (NR, AAA)       04/01/02      6.000              152,972
                                                                                                                  ------------
TEXAS (9.1%)
   250,000  Dallas, TX, Independent School District General
             Obligation                                              (AAA, Aaa)       08/15/01      5.200              250,238
   400,000  Harris County, Texas General Obligation Bond(1)          (P-1, A-1)       07/12/01      3.250              400,000
   500,000  Texas State Municipal Bonds, Series 2000 ZTC-5          (N/R, VMIG1)      07/06/01      2.880              500,000
                                                                                                                  ------------
           TOTAL TEXAS (Cost $1,150,238)                                                                             1,150,238
                                                                                                                  ------------
WEST VIRGINIA (3.1%)
   400,000  Marion County Commission Solid Waste Disposal
             Facility Revenue Bonds (Grant Town
             Cogeneration Project) (National Westminster
             LOC)(1)                                                (A-1+, VMIG1)     07/06/01      2.750              400,000
                                                                                                                  ------------
WISCONSIN (6.2%)
   500,000  Milwaukee Wisconsin Metropolitan Sewer District           (NR, AA1)       10/01/01      6.700              504,197
   275,000  Iowa-Grant School District Wisconsin General
             Obligation Bond                                          (AAA, Aaa)      05/01/02      6.500              283,386
                                                                                                                  ------------
           TOTAL WISCONSIN (Cost $787,583)                                                                             787,583
                                                                                                                  ------------
TOTAL MUNICIPAL BONDS (Cost $12,750,776)                                                                            12,750,776
                                                                                                                  ------------
TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $12,750,776(2))                                                           12,750,776

LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)                                                                           (38,418)
                                                                                                                  ------------
NET ASSETS (100.0%)                                                                                               $ 12,712,358
                                                                                                                  ============

                      Average Weighted Maturity -- 58.32 days

                             INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                             LOC = Letter of Credit
                                DN = Demand Note

--------------------------------------------------------------------------------
(1) The interest rate is as of June 30, 2001 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(2) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

                                                                                        WORLDPERKS      WORLDPERKS TAX FREE
                                                                                    MONEY MARKET FUND    MONEY MARKET FUND
                                                                                    -----------------   -------------------
ASSETS
    Investments at value (Cost $21,667,955 and $12,750,776, respectively)              $21,667,955          $12,750,776
    Cash                                                                                       384               22,451
    Interest receivable                                                                     53,153               97,433
    Other assets                                                                            23,244                9,216
                                                                                       -----------          -----------
      Total Assets                                                                      21,744,736           12,879,876
                                                                                       -----------          -----------
LIABILITIES
    Dividend payable                                                                        62,270               25,438
    Payable for investments purchased                                                            0              142,080
                                                                                       -----------          -----------
      Total Liabilities                                                                     62,270              167,518
                                                                                       -----------          -----------
NET ASSETS
    Capital stock, $0.001 par value                                                         21,682               12,713
    Paid-in capital                                                                     21,660,553           12,699,645
    Accumulated net realized gain from investments                                             231                    0
                                                                                       -----------          -----------
      Net Assets                                                                       $21,682,466          $12,712,358
                                                                                       ===========          ===========
NET ASSET VALUE
    Net assets                                                                         $21,682,466          $12,712,358
                                                                                       -----------          -----------
    Shares Outstanding                                                                  21,682,235           12,712,358
                                                                                       -----------          -----------
    Net Asset Value, offering price and redemption price per share                           $1.00                $1.00
                                                                                             =====                =====




                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                       WORLDPERKS       WORLDPERKS TAX FREE
                                                                                    MONEY MARKET FUND    MONEY MARKET FUND
                                                                                    -----------------   -------------------
INTEREST INCOME                                                                           $602,199             $225,915
                                                                                          --------             --------
EXPENSES
      Investment advisory fees                                                              45,427               25,603
      Administrative services fees                                                          20,482               11,402
      Shareholder servicing/distribution fees                                               28,932               16,002
      Registration fees                                                                      9,951               19,148
      Printing fees                                                                          8,777               14,300
      Directors fees                                                                         8,238                7,402
      Audit fees                                                                             7,671                6,928
      Legal fees                                                                             6,438                3,937
      Transfer agent fees                                                                    4,495                1,452
      Custodian fees                                                                         3,766                1,841
      Insurance expense                                                                      1,977                2,579
      Miscellaneous expenses                                                                 2,207                1,752
                                                                                          --------             --------
                                                                                           148,361              112,346
      Less: fees waived, and transfer agent fee offsets                                    (62,050)             (63,701)
                                                                                          --------             --------
      Total Expenses                                                                        86,311               48,645
                                                                                          --------             --------
         Net Investment Income                                                             515,888              177,270
                                                                                          --------             --------
NET REALIZED GAIN FROM INVESTMENTS                                                           1,671                    0
                                                                                          --------             --------
      Net increase in net assets resulting from operations                                $517,559             $177,270
                                                                                          ========             ========



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                          WORLDPERKS                    WORLDPERKS TAX FREE
                                                                       MONEY MARKET FUND                 MONEY MARKET FUND
                                                               --------------------------------   ---------------------------------
                                                               FOR THE SIX MONTHS     FOR THE     FOR THE SIX MONTHS     FOR THE
                                                                      ENDED         YEAR ENDED          ENDED           YEAR ENDED
                                                                  JUNE 30, 2001    DECEMBER 31,     JUNE 30, 2001      DECEMBER 31,
                                                                   (UNAUDITED)         2000          (UNAUDITED)           2000
FROM OPERATIONS
    Net investment income                                          $   515,888     $ 1,328,459       $   177,270       $   403,273
    Net realized gain (loss) from
      investments                                                        1,671            (968)                0                 0
                                                                   -----------     -----------       -----------       -----------
       Net increase in net assets resulting
         from operations                                               517,559       1,327,491           177,270           403,273
                                                                   -----------     -----------       -----------       -----------
FROM DIVIDENDS
    Net investment income                                             (515,888)     (1,328,459)         (177,270)         (403,273)
                                                                   -----------     -----------       -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                     7,893,677      23,875,037         5,123,153        12,914,665
    Reinvestment of dividends                                          430,028       1,269,497           149,142           390,090
    Net asset value of shares redeemed                              (9,651,476)    (22,398,473)       (4,803,972)      (11,987,961)
                                                                   -----------     -----------       -----------       -----------
    Net increase (decrease) in net
      assets from capital share
      transactions:                                                 (1,327,771)      2,746,061           468,323         1,316,794
                                                                   -----------     -----------       -----------       -----------
    Net increase (decrease) in net
      assets                                                        (1,326,100)      2,745,093           468,323         1,316,794
NET ASSETS
    Beginning of period                                             23,008,566      20,263,473        12,244,035        10,927,241
                                                                   -----------     -----------       -----------       -----------
    End of period                                                  $21,682,466     $23,008,566       $12,712,358       $12,244,035
                                                                   ===========     ===========       ===========       ===========



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
June 30, 2001 (Unaudited)

                                                       FOR THE SIX
                                                       MONTHS ENDED          FOR THE YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2001     ---------------------------------------
                                                       (UNAUDITED)         2000          1999          1998(1)
                                                      -------------     ---------     ---------      ----------
PER SHARE DATA
  Net asset value, beginning of period                   $1.0000         $1.0000       $1.0000        $1.0000
INVESTMENT ACTIVITIES
  Net investment income                                   0.0238          0.0576        0.0445         0.0115
LESS DIVIDENDS
  Dividends from net investment income                   (0.0238)        (0.0576)      (0.0445)       (0.0115)
                                                         -------         -------       -------        -------
NET ASSET VALUE, END OF PERIOD                           $1.0000         $1.0000       $1.0000        $1.0000
                                                         =======         =======       =======        =======
     Total return                                           2.29%(2)        5.92%         4.55%          1.15%(2)
RATIOS AND SUPPLEMENTAL DATA
Net asset value, end of period (000s omitted)            $21,682         $23,009       $20,263        $12,926
     Ratio of expenses to average net assets(3)             0.76%(4)        0.77%         0.77%          0.58%(4)
     Ratio of net income to average net assets              4.54%(4)        5.74%         4.52%          5.13%(4)
     Decrease reflected in above operating
      expense ratio due to waivers/reimbursements           0.54%(4)        0.56%         0.93%          1.24%(4)

--------------------------------------------------------------------------------
(1) For the period October 31, 1998 (Inception date) through December 31, 1998.
(2) Non-annualized.
(3) Interest earned on univested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended June 30, 2001 and by .01%, .01% and .00% for the year or period ended December 31, 2000, 1999 and 1998, respectively. The operating expense ratios after reflecting these arrangements were .76% for the six months ended June 30, 2001, and .76% for the years ended December 31, 2000 and 1999 and .58% for the period ended December 31, 1998.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                       FOR THE SIX
                                                       MONTHS ENDED          FOR THE YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2001     ---------------------------------------
                                                       (UNAUDITED)         2000          1999          1998(1)
                                                      -------------     ---------     ---------      ----------
PER SHARE DATA
Net asset value, beginning of period                     $1.0000         $1.0000       $1.0000         $1.0000
INVESTMENT ACTIVITIES
  Net investment income                                   0.0138          0.0338        0.0245          0.0066
LESS DIVIDENDS
  Dividends from net investment income                   (0.0138)        (0.0338)      (0.0245)        (0.0066)
                                                         -------         -------       -------         -------
NET ASSET VALUE, END OF PERIOD                           $1.0000         $1.0000       $1.0000         $1.0000
                                                         =======         =======       =======         =======
    Total return                                            1.39%(2)        3.44%         2.47%           0.66%(2)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)                 $12,712         $12,244       $10,927         $10,589
     Ratio of expenses to average net assets(3)             0.76%(4)        0.77%         0.77%           0.58%(4)
     Ratio of net income to average net assets              2.77%(4)        3.39%         2.45%           2.91%(4)
     Decrease reflected in above operating
       expense ratio due
       to waivers/reimbursements                            0.99%(4)        0.93%         1.00%           1.31%

--------------------------------------------------------------------------------
(1) For the period October 31, 1998 (inception date) through December 31, 1998
(2) Non-annualized.
(3) Interest earned on univested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended June 30, 2001 and by .01%, .01% and .00% for the year or period ended December 31, 2000, 1999 and 1998, respectively. The operating expense ratios after reflecting these arrangements were .76% for the six months ended June 30, 2001, and .76% for the years ended December 31, 2000 and 1999 and .58% for the period ended December 31, 1998.
(4) Annualized.



                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Warburg Pincus WorldPerks Money Market Fund, formerly the Warburg Pincus WorldPerks Money Market Fund (the "WorldPerks Money Market Fund") and Credit Suisse Warburg Pincus WorldPerks Tax Free Money Market Fund, formerly the Warburg Pincus WorldPerks Tax Free Money Market Fund (the "WorldPerks Tax Free Money Market Fund") (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended, diversified, open-end management investment companies.

   The investment objectives of the WorldPerks Money Market Fund is designed to provide investors with high current income consistent with preservation of capital and liquidity. The investment objective of the WorldPerks Tax Free Money Market Fund is designed to provide investors with as high a level of current income exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

       A) SECURITY VALUATION -- The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

       B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

       C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although WorldPerks Money Market Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)

       D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

       E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

       F) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), which is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group, serves as each Fund's investment adviser. For its investment advisory services, CSAM receives a fee, calculated at an annual rate of .40% of each fund's average daily net assets. For the six months ended June 30, 2001, investment advisory fees and voluntary waivers were as follows:

                                           GROSS                              NET           EXPENSE
  FUND                                 ADVISORY FEE       WAIVER         ADVISORY FEE    REIMBURSEMENT
  ----                                 ------------       ------         ------------    -------------
  WorldPerks Money Market                $45,427         $(41,341)         $    334        $ (3,752)
  WorldPerks Tax Free Money Market        25,603          (25,603)          (28,606)        (28,606)

   BlackRock Institutional Management Corporation ("BIMC") a majority owned subsidiary of PNC Financial Services Group, Inc. serves as sub-investment adviser on the WorldPerks Tax Free Money Market Fund. BIMC served as sub-investment adviser on the WorldPerks Money Market Fund through February 13, 2001. Pursuant to a new investment advisory

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)

agreement effective February 14, 2001, CSAM became the WorldPerks Money Market Fund's sole investment adviser. CSAM pays BIMC a fee for its sub-investment advisory services. No compensation is paid by the Funds to BIMC for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC, also serves as each Fund's co-administrator. For administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended June 30, 2001, administrative service fees earned by CSAMSI were as follows:

                                                      GROSS                                   NET
           FUND                               CO-ADMINISTRATION FEE      WAIVER      CO-ADMINISTRATION FEE
           ----                               ---------------------      ------      ---------------------
           WorldPerks Money Market                   $11,357            $(7,657)            $3,700
           WorldPerks Tax Free Money Market            6,401             (4,295)             2,106

   Effective February 5, 2001, for administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, calculated as follows:

                                   ANNUAL RATE
                                   -----------
                           .07% for first $500 million
                           .06% for next $1 billion
                           .05% for over $1.5 billion

   For the six months ended June 30, 2001, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                      GROSS                                   NET
           FUND                               CO-ADMINISTRATION FEE      WAIVER      CO-ADMINISTRATION FEE
           ----                               ---------------------      ------      ---------------------
           WorldPerks Money Market                    $9,125            $(8,615)             $510
           WorldPerks Tax Free Money Market            5,001             (4,845)              156

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of each Fund's Common Class shares.

CREDIT SUISSE WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)

   For the six months ended June 30, 2001, shareholder servicing and distribution fees were as follows:

           FUND                                       DISTRIBUTION FEE
           ----                                       ----------------
           WorldPerks Money Market                        $28,932
           WorldPerks Tax Free Money Market               $16,002

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended June 30, 2001, each Fund received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                            ------
           WorldPerks Money Market Fund                      $685
           WorldPerks Tax Free Money Market Fund              352

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended June 30, 2001, Merrill was paid by the Funds as follows:

           FUND                                            AMOUNT
           ----                                            ------
           WorldPerks Money Market Fund                    $3,519
           WorldPerks Tax Free Money Market Fund            3,495

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of each Fund were as follows:

                                              WORLDPERKS                        WORLDPERKS
                                           MONEY MARKET FUND            TAX FREE MONEY MARKET FUND
                                      ----------------------------    -----------------------------
                                       FOR THE SIX     FOR THE         FOR THE SIX       FOR THE
                                       MONTHS ENDED   YEAR ENDED       MONTHS ENDED     YEAR ENDED
                                      JUNE 30, 2001   DECEMBER 31,    JUNE 30, 2001    DECEMBER 31,
                                       (UNAUDITED)       2000          (UNAUDITED)         2000
                                      -------------   ------------    -------------    ------------
Shares sold                               7,893,677     23,875,037        5,123,153      12,914,665
Shares issued in reinvestment of
  dividends                                 430,028      1,269,497          149,142         390,090
Shares redeemed                          (9,651,476)   (22,398,473)      (4,803,972)    (11,987,961)
                                      -------------   ------------    -------------    ------------
Net increase (decrease)                  (1,327,771)     2,746,061          468,323       1,316,794
                                      =============   ============    =============    ============

                            CREDIT SUISSE WARBURG PINCUS FUNDS
                            ----------------------------------
                                                CREDIT | ASSET
                                                SUISSE | MANAGEMENT


                 CREDIT SUISSE WARBURG PINCUS WORLDPERKS FUNDS
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES,  INC., DISTRIBUTOR.      FFNWF-3-0601